Employees - Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans (Details)	Dec. 31, 2023	Dec. 31, 2022
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate	4.40%	4.60%
Inflation	2.80%	2.80%
Rate of increase in salaries	3.40%	3.30%
Rate of increase for pensions in payment (where provided)	2.60%	2.40%
Rate of increase for pensions in deferment (where provided)	2.80%	2.60%
Other post- employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	5.90%	5.90%
Rate of increase in salaries	2.90%	3.00%
Long-term medical cost inflation	5.50%	5.10%